Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
Amortization of Debt Discount (Premium)	$ 17,120	$ 67,186	$ 44,614	$ 259,354
Earnings Per Share, Basic	$ (0.00)	$ (0.05)	$ 0.00	$ (0.22)
Earnings Per Share, Diluted	$ (0.00)	$ (0.05)	$ 0.00	$ (0.22)
Weighted Average Number of Shares Outstanding, Basic	756,612,000	13,123,087	451,229,140	9,318,259
Weighted Average Number of Shares Outstanding, Diluted	756,612,000	13,123,087	451,229,140	9,318,259